Accounts receivable (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounts receivable
Accounts receivable	$ 4,954		$ 4,954		$ 4,993
Impairment of accounts receivable recorded in the income statement	3	$ (3)	$ 2	$ 9
Steel industry market
Accounts receivable
Percentage of revenue			89.27%		87.25%
One Customer | Ferrous minerals
Accounts receivable
Percentage of revenue					10.10%
Accounts receivable
Accounts receivable
Expected credit loss	(48)		$ (48)		$ (50)
Carrying amount
Accounts receivable
Accounts receivable	$ 5,002		$ 5,002		$ 5,043